Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Dec. 29, 2016
MFS® Core Equity Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGAX
MFS® Core Equity Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGJX
MFS® Core Equity Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGBX
MFS® Core Equity Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGCX
MFS® Core Equity Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGRX
MFS® Core Equity Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGGX
MFS® Core Equity Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRERX
MFS® Core Equity Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGHX
MFS® Core Equity Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRGKX
MFS® Low Volatility Equity Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVAX
MFS® Low Volatility Equity Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVBX
MFS® Low Volatility Equity Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVGX
MFS® Low Volatility Equity Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVHX
MFS® Low Volatility Equity Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVMX
MFS® Low Volatility Equity Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVOX
MFS® Low Volatility Equity Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVPX
MFS® Low Volatility Equity Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVRX
MFS® Low Volatility Equity Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MLVTX
MFS® Low Volatility Global Equity Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGAX
MFS® Low Volatility Global Equity Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGBX
MFS® Low Volatility Global Equity Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGCX
MFS® Low Volatility Global Equity Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGIX
MFS® Low Volatility Global Equity Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGJX
MFS® Low Volatility Global Equity Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGKX
MFS® Low Volatility Global Equity Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGLX
MFS® Low Volatility Global Equity Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGMX
MFS® Low Volatility Global Equity Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVGNX
MFS® New Discovery Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDAX
MFS® New Discovery Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDJX
MFS® New Discovery Fund | 529A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EANDX
MFS® New Discovery Fund | 529B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EBNDX
MFS® New Discovery Fund | 529C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	ECNDX
MFS® New Discovery Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDBX
MFS® New Discovery Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDCX
MFS® New Discovery Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDIX
MFS® New Discovery Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDGX
MFS® New Discovery Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDRX
MFS® New Discovery Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDHX
MFS® New Discovery Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MNDKX
MFS® Research International Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSAX
MFS® Research International Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSJX
MFS® Research International Fund | 529A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EARSX
MFS® Research International Fund | 529B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EBRIX
MFS® Research International Fund | 529C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	ECRIX
MFS® Research International Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRIBX
MFS® Research International Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRICX
MFS® Research International Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSIX
MFS® Research International Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSGX
MFS® Research International Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSRX
MFS® Research International Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSHX
MFS® Research International Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MRSKX
MFS® Technology Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCAX
MFS® Technology Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCJX
MFS® Technology Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCBX
MFS® Technology Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCCX
MFS® Technology Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCIX
MFS® Technology Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCKX
MFS® Technology Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTERX
MFS® Technology Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCHX
MFS® Technology Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MTCLX
MFS® Value Fund | A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIAX
MFS® Value Fund | R4 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIJX
MFS® Value Fund | 529A | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EAVLX
MFS® Value Fund | 529B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	EBVLX
MFS® Value Fund | 529C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	ECVLX
MFS® Value Fund | B | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MFEBX
MFS® Value Fund | C | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEICX
MFS® Value Fund | I | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIIX
MFS® Value Fund | R1 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIGX
MFS® Value Fund | R2 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MVRRX
MFS® Value Fund | R3 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIHX
MFS® Value Fund | R6 | MFS SERIES TRUST I
Prospectus:
Trading Symbol	MEIKX
MFS® Blended Research Emerging Markets Equity Fund | A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKAX
MFS® Blended Research Emerging Markets Equity Fund | B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKBX
MFS® Blended Research Emerging Markets Equity Fund | C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKCX
MFS® Blended Research Emerging Markets Equity Fund | I | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKIX
MFS® Blended Research Emerging Markets Equity Fund | R1 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKRX
MFS® Blended Research Emerging Markets Equity Fund | R2 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKSX
MFS® Blended Research Emerging Markets Equity Fund | R3 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKTX
MFS® Blended Research Emerging Markets Equity Fund | R4 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKUX
MFS® Blended Research Emerging Markets Equity Fund | R6 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRKVX
MFS® Blended Research Global Equity Fund | A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLAX
MFS® Blended Research Global Equity Fund | B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLBX
MFS® Blended Research Global Equity Fund | C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLCX
MFS® Blended Research Global Equity Fund | I | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLJX
MFS® Blended Research Global Equity Fund | R1 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLRX
MFS® Blended Research Global Equity Fund | R2 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLSX
MFS® Blended Research Global Equity Fund | R3 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLTX
MFS® Blended Research Global Equity Fund | R4 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLUX
MFS® Blended Research Global Equity Fund | R6 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRLYX
MFS® Blended Research International Equity Fund | A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXAX
MFS® Blended Research International Equity Fund | B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXBX
MFS® Blended Research International Equity Fund | C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXCX
MFS® Blended Research International Equity Fund | I | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXIX
MFS® Blended Research International Equity Fund | R1 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXRX
MFS® Blended Research International Equity Fund | R2 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXSX
MFS® Blended Research International Equity Fund | R3 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXTX
MFS® Blended Research International Equity Fund | R4 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXUX
MFS® Blended Research International Equity Fund | R6 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	BRXVX
MFS® Global New Discovery Fund | A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNAX
MFS® Global New Discovery Fund | B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | I | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | R1 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | R2 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R3 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R4 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R6 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	GLNNX
MFS® Mid Cap Growth Fund | A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R6 | MFS SERIES TRUST IV
Prospectus:
Trading Symbol	OTCKX
MFS® Global Real Estate Fund | A | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLAX
MFS® Global Real Estate Fund | B | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLDX
MFS® Global Real Estate Fund | C | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLCX
MFS® Global Real Estate Fund | I | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | R1 | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLJX
MFS® Global Real Estate Fund | R2 | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLKX
MFS® Global Real Estate Fund | R3 | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLLX
MFS® Global Real Estate Fund | R4 | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLMX
MFS® Global Real Estate Fund | R6 | MFS SERIES TRUST XIII
Prospectus:
Trading Symbol	MGLRX